Federated Adjustable Rate Securities Fund
Portfolio of Investments
May 31, 2019 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—46.1%
		Federal Home Loan Mortgage Corporation ARM—15.9%
$1,685,519		3.911%, 7/1/2038	$ 1,747,276
3,191,790		3.991%, 7/1/2034	3,289,842
1,108,476		4.139%, 4/1/2034	1,166,789
1,118,064		4.210%, 5/1/2035	1,170,862
1,902,491		4.433%, 7/1/2036	1,989,122
1,768,044		4.518%, 10/1/2033	1,849,728
509,795		4.569%, 2/1/2036	533,698
1,354,818		4.611%, 8/1/2035	1,426,090
1,263,436		4.669%, 4/1/2037	1,329,900
1,506,285		4.687%, 11/1/2034	1,585,525
1,980,982		4.688%, 7/1/2035	2,082,698
1,124,552		4.725%, 12/1/2034	1,179,412
1,938,744		4.981%, 2/1/2035	2,022,831
		TOTAL	21,373,773
		Federal National Mortgage Association ARM—30.0%
1,376,436		4.024%, 10/1/2034	1,416,125
1,399,682		4.103%, 5/1/2039	1,455,982
476,383		4.120%, 10/1/2037	488,406
534,234		4.141%, 9/1/2033	546,351
107,988		4.165%, 5/1/2038	110,920
256,793		4.185%, 7/1/2036	265,992
355,327		4.228%, 7/1/2035	368,917
472,316		4.249%, 6/1/2033	497,163
849,013		4.314%, 6/1/2034	874,872
517,633		4.322%, 5/1/2035	539,789
209,231		4.348%, 11/1/2035	217,668
196,373		4.394%, 5/1/2035	205,020
643,735		4.406%, 7/1/2034	677,599
1,159,026		4.407%, 8/1/2034	1,193,716
3,298,880		4.429%, 8/1/2039	3,438,775
442,208		4.430%, 7/1/2035	463,412
765,781		4.433%, 7/1/2039	803,646
263,934		4.434%, 10/1/2035	275,560
1,762,194		4.440%, 5/1/2036	1,854,897
561,299		4.492%, 1/1/2035	584,733
52,740		4.506%, 4/1/2034	55,068
875,239		4.509%, 7/1/2035	921,282
95,593		4.513%, 2/1/2036	99,803
2,552,271		4.557%, 5/1/2035	2,666,920
889,084		4.582%, 12/1/2034	932,124
81,249		4.595%, 10/1/2033	82,976
252,520		4.637%, 12/1/2034	263,446
2,188,313		4.638%, 7/1/2034	2,303,432
644,146		4.642%, 5/1/2035	675,992
1,272,600		4.659%, 7/1/2035	1,336,565

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association ARM—continued
$ 505,925		4.671%, 10/1/2035	$ 532,539
666,560		4.682%, 1/1/2035	701,625
1,256,152		4.685%, 7/1/2035	1,322,234
1,412,176		4.689%, 10/1/2035	1,486,465
364,780		4.690%, 11/1/2040	383,970
725,707		4.712%, 10/1/2037	763,884
477,970		4.787%, 6/1/2035	503,114
228,948		4.810%, 2/1/2036	239,858
131,409		4.810%, 5/1/2036	138,322
1,466,277		4.818%, 1/1/2040	1,543,412
770,170		4.835%, 11/1/2039	810,685
292,950		4.840%, 12/1/2033	308,361
1,345,586		4.880%, 2/1/2042	1,416,372
4,133,850		4.888%, 8/1/2035	4,342,960
70,725		5.104%, 7/1/2027	74,101
		TOTAL	40,185,053
		Government National Mortgage Association ARM—0.2%
23,770		3.625%, 5/20/2029	24,237
33,340		3.750%, 7/20/2023	33,669
38,501		3.750%, 9/20/2023	38,895
45,336		4.000%, 1/20/2022	45,712
46,262		4.000%, 2/20/2023	46,778
48,308		4.000%, 3/20/2023	48,857
15,443		4.000%, 1/20/2030	15,814
33,782		4.125%, 11/20/2023	34,219
34,832		4.125%, 10/20/2029	35,636
		TOTAL	323,817
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $61,697,045)	61,882,643
	[1]	ASSET-BACKED SECURITY—0.6%
		Other—0.6%
774,023		Sofi Professional Loan Program LLC, Class A1, 4.179% (1-month USLIBOR +1.750%), 8/25/2036 (IDENTIFIED COST $767,073)	788,390
		COLLATERALIZED MORTGAGE OBLIGATIONS—37.0%
	[1]	Federal Home Loan Mortgage Corporation—10.6%
227,382		REMIC, Series 2380, Class FL, 3.039% (1-month USLIBOR +0.600%), 11/15/2031	229,075
219,708		REMIC, Series 2434, Class FA, 3.439% (1-month USLIBOR +1.000%), 3/15/2032	223,762
87,028		REMIC, Series 2448, Class FA, 3.439% (1-month USLIBOR +1.000%), 1/15/2032	88,606
92,079		REMIC, Series 2452, Class FC, 3.439% (1-month USLIBOR +1.000%), 1/15/2032	93,748
278,512		REMIC, Series 2459, Class FP, 3.439% (1-month USLIBOR +1.000%), 6/15/2032	283,561
69,051		REMIC, Series 2470, Class EF, 3.439% (1-month USLIBOR +1.000%), 3/15/2032	70,325
312,961		REMIC, Series 2475, Class F, 3.439% (1-month USLIBOR +1.000%), 2/15/2032	318,717
250,522		REMIC, Series 2475, Class FD, 2.989% (1-month USLIBOR +0.550%), 6/15/2031	252,094
200,890		REMIC, Series 2480, Class NF, 3.439% (1-month USLIBOR +1.000%), 1/15/2032	204,567
67,992		REMIC, Series 2498, Class AF, 3.439% (1-month USLIBOR +1.000%), 3/15/2032	69,247
244,000		REMIC, Series 3085, Class UF, 2.889% (1-month USLIBOR +0.450%), 12/15/2035	244,665
597,266		REMIC, Series 3156, Class HF, 2.924% (1-month USLIBOR +0.485%), 8/15/2035	599,491
194,844		REMIC, Series 3213, Class GF, 2.869% (1-month USLIBOR +0.430%), 9/15/2036	195,108
1,132,656		REMIC, Series 3284, Class AF, 2.749% (1-month USLIBOR +0.310%), 3/15/2037	1,128,868
5,113,926		REMIC, Series 3284, Class BF, 2.739% (1-month USLIBOR +0.300%), 3/15/2037	5,115,773

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal Home Loan Mortgage Corporation—continued
$ 647,945		REMIC, Series 3380, Class FP, 2.789% (1-month USLIBOR +0.350%), 11/15/2036	$ 646,391
666,299		REMIC, Series 3550, Class GF, 3.189% (1-month USLIBOR +0.750%), 7/15/2039	675,356
916,451		REMIC, Series 3556, Class FA, 3.349% (1-month USLIBOR +0.910%), 7/15/2037	929,972
394,151		REMIC, Series 3593, Class CF, 3.039% (1-month USLIBOR +0.600%), 2/15/2036	396,621
2,510,125		REMIC, Series 4149, Class F, 2.689% (1-month USLIBOR +0.250%), 1/15/2033	2,488,925
		TOTAL	14,254,872
		Federal National Mortgage Association—24.3%
39,377		REMIC, Series 1995-17, Class B, 4.152%, 2/25/2025	39,706
252,027	[1]	REMIC, Series 2001-32, Class FA, 2.979% (1-month USLIBOR +0.550%), 7/25/2031	253,543
91,857	[1]	REMIC, Series 2001-57, Class FA, 2.879% (1-month USLIBOR +0.450%), 6/25/2031	92,045
73,738	[1]	REMIC, Series 2001-62, Class FC, 3.079% (1-month USLIBOR +0.650%), 11/25/2031	74,477
97,665	[1]	REMIC, Series 2001-71, Class FS, 3.029% (1-month USLIBOR +0.600%), 11/25/2031	98,509
200,189	[1]	REMIC, Series 2002-52, Class FG, 2.929% (1-month USLIBOR +0.500%), 9/25/2032	201,318
533,942	[1]	REMIC, Series 2002-58, Class FG, 3.429% (1-month USLIBOR +1.000%), 8/25/2032	544,050
86,766	[1]	REMIC, Series 2002-60, Class FH, 3.429% (1-month USLIBOR +1.000%), 8/25/2032	88,408
354,329	[1]	REMIC, Series 2002-7, Class FG, 3.329% (1-month USLIBOR +0.900%), 1/25/2032	359,546
172,689	[1]	REMIC, Series 2002-77, Class FA, 3.440% (1-month USLIBOR +1.000%), 12/18/2032	175,938
71,724	[1]	REMIC, Series 2002-77, Class FG, 2.990% (1-month USLIBOR +0.550%), 12/18/2032	72,255
156,174	[1]	REMIC, Series 2002-8, Class FA, 3.190% (1-month USLIBOR +0.750%), 3/18/2032	158,292
222,979	[1]	REMIC, Series 2005-67, Class FM, 2.779% (1-month USLIBOR +0.350%), 8/25/2035	222,675
1,068,759	[1]	REMIC, Series 2006-103, Class FB, 2.829% (1-month USLIBOR +0.400%), 10/25/2036	1,073,588
274,725	[1]	REMIC, Series 2006-11, Class FB, 2.729% (1-month USLIBOR +0.300%), 3/25/2036	274,353
1,006,586	[1]	REMIC, Series 2006-65, Class DF, 2.779% (1-month USLIBOR +0.350%), 7/25/2036	1,005,160
370,344	[1]	REMIC, Series 2006-76, Class QF, 2.829% (1-month USLIBOR +0.400%), 8/25/2036	370,052
3,496,683	[1]	REMIC, Series 2006-W1, Class 2AF1, 2.649% (1-month USLIBOR +0.220%), 2/25/2046	3,468,955
114,857	[1]	REMIC, Series 2007-102, Class FA, 2.999% (1-month USLIBOR +0.570%), 11/25/2037	115,401
294,084	[1]	REMIC, Series 2007-20, Class F, 2.689% (1-month USLIBOR +0.260%), 3/25/2037	293,088
2,317,849	[1]	REMIC, Series 2007-71, Class WF, 2.879% (1-month USLIBOR +0.450%), 7/25/2037	2,323,475
398,222	[1]	REMIC, Series 2007-88, Class FW, 2.979% (1-month USLIBOR +0.550%), 9/25/2037	398,519
566,419	[1]	REMIC, Series 2008-69, Class FB, 3.429% (1-month USLIBOR +1.000%), 6/25/2037	580,938
109,139	[1]	REMIC, Series 2008-75, Class DF, 3.679% (1-month USLIBOR +1.250%), 9/25/2038	112,106
2,513,484	[1]	REMIC, Series 2009-106, Class FN, 3.179% (1-month USLIBOR +0.750%), 1/25/2040	2,547,688
864,611	[1]	REMIC, Series 2009-78, Class UF, 3.199% (1-month USLIBOR +0.770%), 10/25/2039	877,744
1,540,297	[1]	REMIC, Series 2009-87, Class FX, 3.179% (1-month USLIBOR +0.750%), 11/25/2039	1,560,277
1,745,081	[1]	REMIC, Series 2009-87, Class HF, 3.279% (1-month USLIBOR +0.850%), 11/25/2039	1,775,432
807,785	[1]	REMIC, Series 2010-39, Class EF, 2.949% (1-month USLIBOR +0.520%), 6/25/2037	811,504
5,072,698	[1]	REMIC, Series 2010-68, Class BF, 2.929% (1-month USLIBOR +0.500%), 7/25/2040	5,096,172
3,416,888	[1]	REMIC, Series 2011-4, Class PF, 2.979% (1-month USLIBOR +0.550%), 2/25/2041	3,437,226
4,104,509	[1]	REMIC, Series 2012-130, Class DF, 2.829% (1-month USLIBOR +0.400%), 12/25/2042	4,088,467
		TOTAL	32,590,907
	[1]	Government National Mortgage Association—0.7%
910,082		REMIC, Series 2012-42, Class HF, 2.810% (1-month USLIBOR +0.370%), 3/20/2042	905,178
		Non-Agency Mortgage-Backed Securities—1.4%
1,857,016		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	1,800,917
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $49,337,654)	49,551,874
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.9%
		Agency Commercial Mortgage-Backed Securities—0.9%
90,620		FHLMC REMIC, Series KF03, Class A, 2.820% (1-month USLIBOR +0.340%), 1/25/2021	90,615

Principal Amount or Shares			Value
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Agency Commercial Mortgage-Backed Securities—continued
$1,162,816		FHLMC REMIC, Series KS02, Class A, 2.860% (1-month USLIBOR +0.380%), 8/25/2023	$ 1,162,246
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,253,436)	1,252,861
		MORTGAGE-BACKED SECURITIES—10.4%
		Federal Home Loan Mortgage Corporation—3.3%
2,266,379		3.500%, 11/1/2047	2,324,175
1,471,121		4.000%, 9/1/2047	1,529,832
485,827		4.000%, 11/1/2047	504,456
		TOTAL	4,358,463
		Federal National Mortgage Association—7.1%
1,225,097		3.000%, 8/1/2023	1,246,659
1,773,655		4.000%, 12/1/2047	1,840,734
504,067		4.000%, 2/1/2048	526,187
524,169		4.000%, 2/1/2048	545,287
3,691,956		4.000%, 3/1/2048	3,828,583
1,359,529		4.000%, 3/1/2048	1,409,416
158,784		5.000%, 1/1/2024	165,368
		TOTAL	9,562,234
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $13,550,544)	13,920,697
		U.S. TREASURY—1.5%
		U.S. Treasury Note—1.5%
2,000,000		United States Treasury Note, 1.625%, 11/30/2020 (IDENTIFIED COST $1,987,578)	1,987,711
		INVESTMENT COMPANY—4.5%
6,016,758		Federated Government Obligations Fund, Premier Shares, 2.29%[2] (AT AMORTIZED COST)	6,016,758
		TOTAL INVESTMENT IN SECURITIES—101.0% (IDENTIFIED COST $134,610,088)	135,400,934
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[3]	(1,278,280)
		TOTAL NET ASSETS—100%	$ 134,122,654
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 8/31/2018	6,416,535
Purchases/Additions	57,728,844
Sales/Reductions	(58,128,621)
Balance of Shares Held 5/31/2019	6,016,758
Value	$ 6,016,758
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$ 53,925
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$ 61,882,643	$—	$ 61,882,643
Asset-Backed Security	—	788,390	—	788,390
Collateralized Mortgage Obligations	—	49,551,874	—	49,551,874
Commercial Mortgage-Backed Securities	—	1,252,861	—	1,252,861
Mortgage-Backed Securities	—	13,920,697	—	13,920,697
U.S. Treasury	—	1,987,711	—	1,987,711
Investment Company	6,016,758	—	—	6,016,758
TOTAL SECURITIES	$6,016,758	$129,384,176	$—	$135,400,934
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit